Restricted Stock Units - Summary of Movement in Number of RSU Outstanding (Details) - RSU shares in Thousands	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Restricted Stock Units [Line Items]
Number of RSU, Outstanding at January 1 | shares	1,113
Number of RSU, Granted during the year | shares	2,133	1,139
Number of RSU, Vested during the year | shares	(349)
Number of RSU, Forfeited during the year | shares	(296)	(26)
Number of RSU, Outstanding at December 31 | shares	2,601	1,113
Weighted average grant date fair value, Outstanding at January 1 | $ / shares	$ 15.3409
Weighted average grant date fair value, Granted during the year | $ / shares	15.0120	$ 15.3639
Weighted average grant date fair value, Vested during the year | $ / shares	15.2420
Weighted average grant date fair value, Forfeited during the year | $ / shares	14.4913	16.3350
Weighted average grant date fair value, Outstanding at December 31 | $ / shares	$ 15.1808	$ 15.3409